Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Deferred tax assets:
Net operating loss (NOL) carryforwards	$ 100,251	$ 79,233	$ 16,000
Research and development tax credits carryforwards	2,543	1,832	$ 2,900
Capitalized research and development expenses	16,673	13,296
Deferred rent	537	168
Accrued compensation	11,332	9,309
Other	5,931	4,104
Total deferred tax assets	137,267	107,942
Less valuation allowance	$ (137,267)	$ (107,942)